Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Summary of financial information of segment

	For the six months ended June 30, 2025
						Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	27,932	32,985	17,627	39,654	14,961	236	—	133,395
Intra-Group sales	—	—	—	—	353	3,151	(3,504)	—
Total revenue	27,932	32,985	17,627	39,654	15,314	3,387	(3,504)	133,395
Cost of sales	(12,750)	(14,481)	(12,545)	(12,403)	(9,059)	(353)	101	(61,490)
Gross profit	15,182	18,504	5,082	27,251	6,255	3,034	(3,403)	71,905
Other segment information
Depreciation and amortization	8,137	5,115	609	5,337	2,080	33	—	21,311
Of which: Right-of-use assets	5,919	4,058	357	4,305	1,076	—	—	15,715
Other	2,218	1,057	252	1,032	1,004	33	—	5,596
Provisions and impairment losses	(1,827)	1,045	(67)	755	(2,955)	—	—	(3,049)

	For the six months ended June 30, 2024
						Other and holding	Eliminations and	Group
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	companies	Unallocated	Consolidated
Segment results
Sales outside the Group	48,243	42,594	19,444	39,981	20,123	591	—	170,976
Intra-Group sales	29	—	290	—	281	3,775	(4,375)	—
Total revenue	48,272	42,594	19,734	39,981	20,404	4,366	(4,375)	170,976
Cost of sales	(20,268)	(15,799)	(14,010)	(12,285)	(10,186)	(717)	667	(72,598)
Gross profit	28,004	26,795	5,724	27,696	10,218	3,649	(3,708)	98,378
Other segment information
Depreciation and amortization	8,437	6,229	563	4,799	2,393	35	—	22,456
Of which: Right-of-use assets	5,739	5,470	329	3,756	1,435	—	—	16,729
Other	2,698	759	234	1,043	958	35	—	5,727
Provisions and impairment losses	(727)	510	529	(1,170)	(1,362)	—	—	(2,220)

Summary of non-current assets by geography

	At June 30,	At December 31,
	2025	2024
EMEA (1)	247,059	255,836
North America (2)	110,113	125,662
Greater China (3)	49,241	53,187
Other Asia (4)	1,645	2,837
Total non-current assets (other than deferred tax assets)	408,058	437,522
(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.